BUSINESS COMBINATIONS (Schedule of Estimated Fair Value of Assets Acquired and Liabilities Assumed in Acquisition) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2011 Shuntong [Member] USD ($)	Dec. 31, 2011 Shuntong [Member] CNY	Dec. 31, 2011 Shuntong [Member] Customer relationships [Member] CNY	Dec. 31, 2011 Shuntong [Member] Dealership agreements [Member] CNY	Dec. 31, 2011 Ruitai [Member] USD ($)	Dec. 31, 2011 Ruitai [Member] CNY	Dec. 31, 2011 Ruitai [Member] Customer relationships [Member] CNY	Dec. 31, 2011 Ruitai [Member] Dealership agreements [Member] CNY	Dec. 31, 2011 Huizhou FAW-VW [Member] USD ($)	Dec. 31, 2011 Huizhou FAW-VW [Member] CNY	Dec. 31, 2011 Huizhou FAW-VW [Member] Customer relationships [Member] CNY	Dec. 31, 2011 Huizhou FAW-VW [Member] Dealership agreements [Member] CNY	Dec. 31, 2011 Yuchen [Member] USD ($)	Dec. 31, 2011 Yuchen [Member] CNY	Dec. 31, 2011 Yuchen [Member] Customer relationships [Member] CNY	Dec. 31, 2011 Yuchen [Member] Dealership agreements [Member] CNY
Business Acquisition [Line Items]
Total consideration			$ 6,902	43,000			$ 2,568	16,000			$ 14,285	89,000			$ 4,575	28,500
Current assets				161,549				58,903				20,680				115,086
Property and equipment				9,469				4,181				12,420				9,039
Intangible assets					3,200	26,800			9,100	16,500			8,300	40,900			10,600	21,200
Land use rights												13,500
Total identifiable assets acquired				201,018				88,684				95,800				155,925
Current liabilities				(159,944)				(71,126)				(23,874)				(114,463)
Deferred tax liabilities				(7,694)				(6,400)				(17,101)				(8,424)
Total liabilities assumed				(167,638)				(77,526)				(40,975)				(122,887)
Net identifiable assets acquired				33,380				11,158				54,825				33,038
Goodwill	73,634	73,634		9,620				14,104				34,175				15,735
Noncontrolling interests								(9,262)								(20,273)
Net assets acquired				43,000				16,000				89,000				28,500